Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000028538
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000028538
Average Annual Return [Line Items]
Average Annual Return, Percent	30.40%	1.71%	4.54%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	33.68%	12.03%	9.78%
Alliance Bernstein Index: FTSE EPRA/NAREIT Developed RE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed RE Index (net)
Average Annual Return, Percent	28.46%	(0.15%)	2.86%